PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Property Plant and Equipment Net [Abstract]
Land owned or held under long-term leases	$ 455,000,000	$ 439,000,000
Buildings	3,362,000,000	3,331,000,000
Machinery and equipment	5,837,000,000	5,748,000,000
Computer equipment and other assets	1,932,000,000	1,774,000,000
Payments on account	660,000,000	634,000,000
Subtotal	12,246,000,000	11,926,000,000
Less-accumulated depreciation	4,203,000,000	3,853,000,000
Property, Plant and Equipment, Net, Total	$ 8,043,000,000	$ 8,073,000,000